Annual Fund Operating Expenses - Class A - DWS Small Mid Cap Value VIP - Class A	May 01, 2021
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	none
Other expenses	0.23%
Total annual fund operating expenses	0.88%
Fee waiver/expense reimbursement	0.04%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.84%